UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended       DECEMBER 31, 2004
                                                -------------------------

Check here if Amendment [_];  Amendment Number:  _____
  This Amendment (Check only one.):    [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        General Atlantic Partners, LLC
             ----------------------------------
Address:     3 Pickwick Plaza
             ----------------------------------
             Greenwich, CT 06830
             ----------------------------------

Form 13F File Number:  028-03473
                       ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Thomas J. Murphy
             ----------------------------------
Title:       Chief Financial Officer
             ----------------------------------
Phone:       (203) 629-8600
             ----------------------------------

Signature, Place, and Date of Signing:


   /s/ Thomas J. Murphy                Greenwich, CT           February 14, 2005
-----------------------------    -------------------------     -----------------
        [Signature]                    [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                            0
                                                ------------------

Form 13F Information Table Entry Total:                      12
                                                ------------------

Form 13F Information Table Value Total:              $1,072,660
                                                ------------------
                                                     (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is field, other than the manager filing this report.

     NONE



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

                                                     FORM 13F INFORMATION TABLE


       COLUMN 1       COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6     COLUMN 7           COLUMN 8
--------------------  --------    ----------  --------   -------------------   ----------   ----------  -------------------------
                       TITLE                   VALUE      SHRS OR  SH/   PUT/   INVESTMENT     OTHER         VOTING AUTHORITY
    NAME OF ISSUER    OF CLASS      CUSIP     (X$1000)    PRN AMT  PRN   CALL   DISCRETION    MANAGERS     SOLE      SHARED   NONE
----------------------------------------------------------------------------------------------------------------------------------
ATARI, INC.             COM       04651M105     3,602    1,229,292   SH            SOLE                 1,229,292
----------------------------------------------------------------------------------------------------------------------------------
ARCHIPELAGO
  HOLDINGS, INC.        COM       03957A104   217,679   10,380,505   SH            SOLE                10,380,505
----------------------------------------------------------------------------------------------------------------------------------
BOTTOMLINE
  TECHNOLOGIES
  (DE), INC.            COM       101388106    45,053    3,115,700   SH            SOLE                 3,115,700
----------------------------------------------------------------------------------------------------------------------------------
ECLIPSYS
  CORPORATION           COM       278856109   158,221    7,744,556   SH            SOLE                 7,744,556
----------------------------------------------------------------------------------------------------------------------------------
HEWITT
  ASSOCIATES INC.       COM       42822Q100   312,881    9,774,477   SH            SOLE                 9,774,477
----------------------------------------------------------------------------------------------------------------------------------
MAPICS, INC.            COM       564910107    26,317    2,501,600   SH            SOLE                 2,501,600
----------------------------------------------------------------------------------------------------------------------------------
MARKETWATCH.COM,
  INC.                  COM       570619106    34,415    1,911,939   SH            SOLE                 1,911,939
----------------------------------------------------------------------------------------------------------------------------------
OPEN TEXT
  CORPORATION           COM       683715106    60,044    2,994,713   SH            SOLE                 2,994,713
----------------------------------------------------------------------------------------------------------------------------------
POWERDSINE              COM       M41415106    65,567    4,782,387   SH            SOLE                 4,782,387
----------------------------------------------------------------------------------------------------------------------------------
PROXYMED, INC.          COM       744290305    33,209    3,381,802   SH            SOLE                 3,381,802
----------------------------------------------------------------------------------------------------------------------------------
S1 CORPORATION          COM       78463B101    25,301    2,795,740   SH            SOLE                 2,795,740
----------------------------------------------------------------------------------------------------------------------------------
SRA
  INTERNATIONAL
  INC.                  COM       78464R105    90,371    1,407,645   SH            SOLE                 1,407,645
----------------------------------------------------------------------------------------------------------------------------------




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